List of Principal Consolidated Subsidiaries - Summary of Consolidated Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
PT CGG Services Indonesia [Member]
Disclosure of subsidiaries [Line Items]
Percentage of control in subsidiary	100.00%
Hebei Sercel-Junfeng Geophysical Prospecting Equipment Co Ltd [Member]
Disclosure of subsidiaries [Line Items]
Percentage of control in subsidiary	100.00%